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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment                [_]; Amendment Number:
                                                              ------------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quadrangle GP Investors LLC
Address: 375 Park Avenue
         New York, NY  10152

Form 13F File Number: 28-12824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Bertisch
Title:   General Counsel
Phone:   (212) 418-1700

Signature, Place, and Date of Signing:


/s/ Michael Bertisch                  New York, NY      October 26, 2009
---------------------------------     -------------     ----------------
[Signature]                           [City, State]     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

Report Summary:
Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 5
Form 13F Information Table Value Total: $456,575 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     Number   Form 13F File Number   Name
     ------   --------------------   ----
       1      28-12825               QCP GP Investors II LLC

Explanatory Note:

The positions reported herein, as indicated in the Information Table, are under the investment discretion of either Quadrangle GP Investors LLC or QCP GP Investors II LLC. Quadrangle GP Investors LLC and QCP GP Investors II LLC are ultimately controlled by the same persons but do not share investment discretion over any positions.

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                           FORM 13F INFORMATION TABLE
                           QUADRANGLE GP INVESTORS LLC
                      FOR QUARTER ENDED SEPTEMBER 30, 2009

                                                                                                      Voting Authority
                            Title of           Value (x Shrs or prn  SH/ Put/Call Investment   Other  ----------------
Name of Issuer               Class     CUSIP    $1000)      amt     PRN           Discretion Managers Sole Shared None
--------------              -------- --------- -------- ----------- ---- -------- ---------- -------- ---- ------ ----
Cinemark Holdings, Inc. (a) COM      17243V102  $55,335   5,341,206   SH            SOLE               X
NTELOS Holdings Corp. (a)   COM      67020Q107 $102,037   5,777,880   SH            SOLE               X
Protection One, Inc. (a)    COM NEW  743663403  $52,055  11,803,886   SH            SOLE               X
NTELOS Holdings Corp. (b)   COM      67020Q107  $98,610   5,583,797   SH            SOLE        1      X
Dice Holdings, Inc. (b)     COM      253017107 $148,538  22,643,055   SH            SOLE        1      X

(a)  Position under the investment discretion of Quadrangle GP Investors LLC

(b)  Position under the investment discretion of QCP GP Investors II LLC